NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
May 31, 2024 (Unaudited)

COMMON STOCKS - 93.9%	Shares	Value
Communications - 1.6%
Internet Media & Services - 0.6%
Zillow Group, Inc. - Class A (a)	12,330	$ 495,049

Telecommunications - 1.0%
PLDT, Inc. - ADR	29,216	737,704

Consumer Discretionary - 6.1%
Automotive - 1.1%
BorgWarner, Inc.	23,950	854,057

Consumer Services - 2.6%
Stride, Inc. (a)	28,728	1,972,464

Home & Office Products - 1.0%
Steelcase, Inc. - Class A	54,632	746,273

Retail - Discretionary - 1.4%
Cloudflare, Inc. - Class A (a)	15,308	1,036,199

Consumer Staples - 3.9%
Beverages - 0.9%
Vita Coco Company, Inc. (The) (a)	23,677	689,237

Food - 3.0%
Danone S.A. - ADR	159,990	2,065,471
Hain Celestial Group, Inc. (The) (a)	24,504	187,701
		2,253,172
Energy - 7.8%
Renewable Energy - 7.8%
Brookfield Renewable Corporation - Class A	31,868	1,005,117
First Solar, Inc. (a)	12,122	3,294,275
Sunrun, Inc. (a)	30,683	443,676
Vestas Wind Systems A/S - ADR (a)	124,744	1,168,851
		5,911,919

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Value
Financials - 4.3%
Asset Management - 1.6%
Sanlam Ltd. - ADR	166,190	$ 1,244,763

Banking - 2.7%
Amalgamated Financial Corporation	79,716	2,015,221

Health Care - 14.7%
Biotech & Pharma - 10.5%
Daiichi Sankyo Company Ltd. - ADR	36,209	1,281,436
Gilead Sciences, Inc.	27,847	1,789,727
Organon & Company	77,605	1,655,315
Vertex Pharmaceuticals, Inc. (a)	6,995	3,185,103
		7,911,581
Medical Equipment & Devices - 4.2%
Hologic, Inc. (a)	20,702	1,527,393
Thermo Fisher Scientific, Inc.	2,922	1,659,638
		3,187,031
Industrials - 18.1%
Commercial Support Services - 2.2%
AMN Healthcare Services, Inc. (a)	15,460	864,832
Radius Recycling, Inc.	47,463	812,092
		1,676,924
Electrical Equipment - 4.5%
NEXTracker, Inc. - Class A (a)	18,134	1,000,453
Schneider Electric SE - ADR	47,700	2,378,322
		3,378,775
Engineering & Construction - 7.0%
AECOM	25,785	2,252,062
Stantec, Inc.	37,951	3,061,887
		5,313,949
Machinery - 4.4%
Mueller Water Products, Inc. - Series A	47,213	876,273
Xylem, Inc.	17,546	2,474,337
		3,350,610

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Value
Materials - 5.8%
Construction Materials - 3.4%
Carlisle Companies, Inc.	6,111	$ 2,556,170

Containers & Packaging - 1.2%
Brambles Ltd. - ADR	47,962	910,319

Forestry, Paper & Wood Products - 1.2%
Sylvamo Corporation	13,365	953,192

Real Estate - 5.5%
Real Estate Owners & Developers - 0.6%
City Developments Ltd. - ADR	102,422	421,047

REITs - 4.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	41,927	1,395,750
Iron Mountain, Inc.	28,656	2,312,252
		3,708,002
Technology - 25.2%
Semiconductors - 7.2%
Advanced Micro Devices, Inc. (a)	8,345	1,392,781
STMicroelectronics N.V.	30,006	1,259,352
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	18,559	2,803,151
		5,455,284
Software - 9.6%
Autodesk, Inc. (a)	2,826	569,722
Duolingo, Inc. (a)	4,257	814,790
Fortinet, Inc. (a)	27,084	1,606,623
Palo Alto Networks, Inc. (a)	6,886	2,030,750
SAP SE - ADR	12,249	2,234,707
		7,256,592
Technology Hardware - 2.1%
Apple, Inc.	8,044	1,546,459

Technology Services - 6.3%
International Business Machines Corporation	17,271	2,881,666

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.9% (Continued)	Shares	Value
Technology - 25.2% (Continued)
Technology Services - 6.3% (Continued)
Wolters Kluwer N.V. - ADR	11,790	$ 1,888,169
		4,769,835
Utilities - 0.9%
Gas & Water Utilities - 0.9%
California Water Service Group	13,134	655,255

Total Common Stocks (Cost $61,183,718)		$ 71,007,083

MONEY MARKET FUNDS - 5.9%	Shares	Value
First American Government Obligations Fund - Class X, 5.23% (b)	3,633,862	$ 3,633,862
First American Treasury Obligations Fund - Class X, 5.22% (b)	861,360	861,360
Total Money Market Funds (Cost $4,495,222)		$ 4,495,222

Investments at Value - 99.8% (Cost $65,678,940)		$ 75,502,305

Other Assets in Excess of Liabilities - 0.2%		142,173

Net Assets - 100.0%		$ 75,644,478

A/S	- Aktieselskab
ADR	- American Depositary Receipt
N.V.	- Naamloze Vennootschap
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2024.